Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable, Credit Loss Expense (Reversal)	$ 98	$ 67